PROPERTY, PLANT AND EQUIPMENT, NET (Details) - USD ($)	Mar. 31, 2025	Mar. 31, 2024
Total property plant and equipment, at cost	$ 24,856	$ 0
Property, plant and equipment, net	24,856	0
Less: accumulated depreciation	0	0
Furniture, fixture and electronic equipment [Memebr]
Total property plant and equipment, at cost	$ 24,856	$ 0